Stockholders’ Equity - Schedule of RSU Activity for Contractors (Details) - Previously Reported [Member] - Restricted Stock Units (RSUs) [Member] - Contractors [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Schedule of RSU Activity for Contractors [Line Items]
Number of RSU, Unvested
Weighted Average Grant Date Fair Value, Unvested (in Dollars per share) | $ / shares
Number of RSU, Granted	1,080,957
Weighted Average Grant Date Fair Value, Granted (in Dollars per share) | $ / shares	$ 1.61
Number of RSU, Granted	(387,062)
Weighted Average Grant Date Fair Value, Granted (in Dollars per share) | $ / shares	$ 1.61
Number of RSU, Cancelled or forfeited
Number of RSU, Unvested	693,895
Weighted Average Grant Date Fair Value, Unvested (in Dollars per share) | $ / shares	$ 1.61